Offerings	Jul. 23, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
[1]

1.a. An unspecified number of securities or aggregate principal amount, as applicable, is being registered as may from time to time be offered at unspecified prices and, in addition, an unspecified number of securities is being registered as may be issued from time to time upon conversion of or exchange for any preferred stock or debt securities that provide for conversion or exchange, upon exercise of warrants, or pursuant to any anti-dilution adjustments with respect to any such securities. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement also covers any additional securities that may be offered or issued in connection with any stock split, stock dividend or pursuant to anti-dilution provisions of any of the securities. Separate consideration may or may not be received for securities that are issuable upon conversion, exercise or exchange of other securities.

1.b. Includes rights to acquire common stock or preferred stock under any shareholder rights plan then in effect, if applicable under the terms of any such plan

1.c. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security.

1.d. In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the entire registration fee.

Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Preferred Stock, $0.01 par value per share
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
[2]	See notes 1.a., 1.b., 1.c. and 1.d. above.

Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
[3]	See notes 1.a., 1.c. and 1.d. above.

Offering: 4
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Depositary Shares
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
[4]	See notes 1.a., 1.c. and 1.d. above.

Offering: 5
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
[5]	See notes 1.a., 1.c. and 1.d. above.

Offering: 6
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
[6]	See notes 1.a., 1.c. and 1.d. above.

Offering: 7
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Other
Security Class Title	Subscription Rights
Fee Rate	0.01381%
Amount of Registration Fee	$ 0
Offering Note
[7]	See notes 1.a., 1.c. and 1.d. above.